INTANGIBLE ASSETS (Tables)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
INTANGIBLE ASSETS
Summary of intangible assets

		December 31, 2024
			Accumulated	Impairment
	Est useful life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Pacsquare assets – Proprietary Software	10 years	1,928,800	(48,075)	—	1,880,725
Customer Lists	12 years	14,625,000	(1,088,528)	—	13,536,472
Intangible Assets		$22,696,325	$(1,136,603)	$—	$21,559,722

		June 30, 2024
			Accumulated	Impairment
	Est useful life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Pacsquare assets – Proprietary Software	10 years	1,726,500	—	—	1,726,500
Technology acquired	zero years	18,163,044	(317,231)	(17,845,813)	—
Customer Lists	12 years	14,625,000	(474,144)	—	14,150,856
Intangible Assets		$40,657,069	$(791,375)	$(17,845,813)	$22,019,881

Summary of amortization intangible assets

Fiscal Year	Amount
June 30, 2025	$699,988
June 30, 2026	1,411,577
June 30, 2027	1,411,577
June 30, 2028	1,414,916
June 30, 2029	1,411,577
Thereafter	9,067,563

Year	Amount
June 30, 2025	$1,218,750
June 30, 2026	1,391,400
June 30, 2027	1,391,400
June 30, 2028	1,394,739
June 30, 2029	1,391,400
Thereafter	9,089,667